Significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of reconciliation of our unaudited condensed Consolidated Statement of Financial Position
The following represents the reconciliation of our unaudited condensed Consolidated Statement of Financial Position as of June 30, 2021:

	As of June 30, 2021
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Total Assets	216,505	—	216,505

Other financial liabilities	—	20,805	20,805

Total current liabilities	73,128	20,805	93,933

Total non-current liabilities	66,937	—	66,937

Total liabilities	140,065	20,805	160,870

Shareholders’ equity (deficit)
Share capital	629	—	629
Share premium	589,609	(34,644)	554,965
Accumulated deficit	(507,663)	13,839	(493,824)
Other reserves	(6,135)	—	(6,135)
Total equity (deficit) attributable to shareholders of the parent	76,440	(20,805)	55,635

Total shareholders’ equity (deficit)	76,440	(20,805)	55,635

Total liabilities and shareholders’ equity (deficit)	216,505	—	216,505

Summary of reconciliation of our unaudited condensed Consolidated Statement of Loss
The following represents the reconciliation of our unaudited condensed Consolidated Statement of Loss for the three-months ended and six-months ended June 30, 2021:

	Three months ended June 30, 2021			Six months ended June 30, 2021
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Change in fair value of warrant liabilities	—	(2,722)	(2,722)	—	(3,936)	(3,936)

Financial result	(416)	(2,722)	(3,138)	1,824	(3,936)	(2,112)

Loss before taxes	(23,812)	(2,722)	(26,534)	(45,410)	(3,936)	(49,346)
Taxes on income	—	—	—	—	—	—

Net loss	(23,812)	(2,722)	(26,534)	(45,410)	(3,936)	(49,346)
Attributable to:
Equity holders of the parent	(23,812)	(2,722)	(26,534)	(45,410)	(3,936)	(49,346)
Non-controlling interest	—	—	—	—	—	—

Net loss	(23,812)	(2,722)	(26,534)	(45,410)	(3,936)	(49,346)

Net loss per share - basic and diluted	(0,38)	(0,04)	(0,42)	(0,72)	(0,06)	(0,78)
Weighted average shares outstanding - basic and diluted	62,909,095	—	62,909,095	62,908,945	—	62,908,945

Summary of reconciliation of our unaudited condensed Consolidated Statement of Comprehensive Loss
The following represents the reconciliation of our unaudited condensed Consolidated Statement of Comprehensive Loss for the three-months ended and six-months ended June 30, 2021:

	Three months ended June 30, 202 1			Six months ended June 30, 202 1
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Net Loss	(23,812)	(2,722)	(26,534)	(45,410)	(3,936)	(49,346)
Other comprehensive loss
Currency translation differences from foreign operations	(1,401)	—	(1,401)	1,324	—	1,324

Total comprehensive loss for the period	(25,213)	(2,722)	(27,935)	(44,086)	(3,936)	(48,022)
Attributable to:
Equity holders of the parent	(25,213)	(2,722)	(27,935)	(44,086)	(3,936)	(48,022)
Non-controlling interest	—	—	—	—	—	—

Total comprehensive loss for the period	(25,213)	(2,722)	(27,935)	(44,086)	(3,936)	(48,022)

Summary of reconciliation of our unaudited condensed Consolidated Statement of Cash Flows
The following represents the reconciliation of our unaudited condensed Consolidated Statement of Cash Flows for six-months ended June 30, 2021:

	Six months ended June 30, 2021
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Loss before taxation	(45,410)	(3,936)	(49,346)
Adjustment to reconcile net loss to net cash used in operating activities	18,823	3,936	22,759
Net cash provided by/(used in) operating activities	(36,602)	—	(36,602)
Net cash provided by/(used in) investing activities	(10,306)	—	(10,306)
Net cash provided by/(used in) financing activities	(1,348)	—	(1,348)

Net decrease in cash and cash equivalents	(48,256)	—	(48,256)

Cash and cash equivalents at beginning of period	207,530	—	207,530

Effects of exchange rate changes on cash and cash equivalents	819	—	819

Cash and cash equivalents at end of period	160,093	—	160,093